November 21, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today by electronic submission via EDGAR under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 48, and under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 50, to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of amending the Trust’s Post-Effective Amendment No. 44 under the 1933 Act and Post-Effective Amendment No. 46 under the 1940 Act with respect to the four existing series to the Trust (to be renamed): Calamos Bitcoin 100% Protection Strategy (1 yr) ETF – Month TBD 1, Calamos Bitcoin 100% Protection Strategy (1 yr) ETF – Month TBD 2, Calamos Bitcoin 100% Protection Strategy (1 yr) ETF – Month TBD 3 and Calamos Bitcoin 100% Protection Strategy (1 yr) ETF – Month TBD 4 (the “Funds”). This Amendment relates only to the Funds and is being filed pursuant to Rule 485(a)(1) of the 1933 Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-8394 or via email at cjackson@calamos.com.

Sincerely

CALAMOS ADVISORS LLC

/s/ J. Christopher Jackson

By:	J. Christopher Jackson
Senior Vice President - Of Counsel

cc:	John P. Calamos, Sr.

Erik D. Ojala, Esq.

Susan Schoenberger, Esq.

Paulita Pike, Esq., Ropes & Gray LLP

Rita Rubin, Esq., Ropes & Gray LLP

Elizabeth Madsen, Esq., Ropes & Gray LLP

Lawrence Zmerega, Esq., Ropes & Gray LLP

Daniel Koningisor, Esq., Ropes & Gray LLP